TAXES PAYABLES	12 Months Ended
Dec. 31, 2012
Taxes Payable [Abstract]
Taxes Payables Disclosure [Text Block]
11.	TAXES PAYABLES

Tax payables are summarized as follows:

	December 31,	December 31,
	2012	2011
VAT tax payables	$4,241,346	$4,183,815
Income tax liability	353,575	411,638
Individual Income tax payable	6,712	-
Other tax payable	162	(4,151)
Total taxes payable	$4,601,795	$4,591,302

Enterprises or individuals, who sell commodities, engage in repair and maintenance or import or export goods in the PRC are subject to a value added tax (VAT) in accordance with Chinese Laws. The VAT standard rate is 17% of the gross sale price. A credit is available whereby VAT paid on the purchases of semi-finished products or raw materials used in the production of the Company’s finished products can be used to offset the VAT due on the sales of the finished products.

In accordance with common market practice in China, the company pays VAT to tax authorities based on the VAT invoices it issues to customers. For the projects which the company has completed but has not issued invoices, the company classified the VAT tax to “Cost and estimated earnings in excess of billing” from “Accounts Receivables”, not included in Accounts Receivable on its balance sheet.